UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/07

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Robshaw & Julian Associates, Inc.

Address:  6255 Sheridan Drive, Suite 400,
          Williamsville, New York 14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James P. Julian
Title:    Vice President
Phone:    716-633-6555

Signature, Place, and Date of Signing:

James P. Julian          Williamsville, New York               7/30/07

[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number     Name

28-_7320                 Robshaw & Julian Associates, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total:  $147,047,151


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   VALUE    PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103  8180627  213705          x       none        x      0    0
WYETH                          COMMON           983024100  7596231  132477          x       none        x      0    0
BP                             COMMON           556221074  6012869   83350          x       none        x      0    0
PEPSICO INC                    COMMON           713448108  5627683   86780          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   5301131   75698          x       none        x      0    0
AFLAC INC                      COMMON           1055102    5183690  100850          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  5177323   72992          x       none        x      0    0
SYSCO CORP                     COMMON           871829107  5073565  153791          x       none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  4894960   67995          x       none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109  4777226   78072          x       none        x      0    0
MEDTRONIC                      COMMON           585055106  4745190   91500          x       none        x      0    0
ECANA                          COMMON           292505104  4481241   72925          x       none        x      0    0
INTEL CORP                     COMMON           458140100  4378914  184453          x       none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  4308990   19880          x       none        x      0    0
TEVA                           COMMON           881624209  4246688  102950          x       none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  4109228   75830          x       none        x      0    0
PFIZER                         COMMON           717081103  4002677  156538          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103  3986491   82862          x       none        x      0    0
BARCLAYS                       COMMON           06738E204  3559402   63800          x       none        x      0    0
EXXON CORP                     COMMON           302290101  3483704   41532          x       none        x      0    0
STRYKER                        COMMON           863667101  3402128   53925          x       none        x      0    0
UNITED PARCEL                  COMMON           911312106  3367125   46125          x       none        x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858  3332085   36500          x       none        x      0    0
VIPERS
AT&T                           COMMON           00206R102  3331869   80286          x       none        x      0    0
HOME DEPOT                     COMMON           437076102  3221781   81875          x       none        x      0    0
CISCO                          COMMON           17275R102  3215143  115445          x       none        x      0    0
MICROSOFT                      COMMON           594918104  3116217  105742          x       none        x      0    0
SOVRAN SELF STORAGE            COMMON           78462F103  2770404   57525          x       none        x      0    0
MC CORMICK                     COMMON           579780206  2707917   70925          x       none        x      0    0
PAYCHEX                        COMMON           704326107  2621040   67000          x       none        x      0    0
DONALDSON                      COMMON           257651109  2514345   70727          x       none        x      0    0
ALTRIA                         COMMON           02209s103  2149791   30650          x       none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  1912937   48100          x       none        x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856  1870472  102100          x       none        x      0    0
GENOME
DENTSPLY                       COMMON           249030107  1643267   42950          x       none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1406988   29040          x       none        x      0    0
3M                             COMMON           88579Y101  1215060   14000          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100  1098510   21000          x       none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   969905   14500          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   574390   11298          x       none        x      0    0
JCPENNEY                       COMMON           708160106   361900    5000          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108   342742   10860          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   305979    8700          x       none        x      0    0
WASTE MANAGEMENT               COMMON           129915104   234300    6000          x       none        x      0    0
CITIGROUP                      COMMON           17275R102   233028    4250          x       none        x      0    0